DIRECTOR'S REMUNERATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DIRECTOR'S REMUNERATION
Director's remuneration for qualifying services	$ 591	$ 1,588	$ 1,139
Severance	765		176
Share based payments	916	1,883	574
Total remuneration for directors and key management	$ 2,272	$ 3,471	$ 1,888